Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 15,062	$ 22,855
Trade accounts receivable, less allowance for losses of $3,045 and $3,588, respectively	237,626	219,494
Inventories	442,714	414,449
Prepaid expenses and other current assets	41,799	35,299
Deferred income taxes	14,153	14,773
Total current assets	751,354	706,870
Other assets	47,685	38,730
Intangible assets - at cost, less accumulated amortization of $14, 353 and $13,233, respectively	11,578	12,660
Goodwill	451,318	444,365
Property, Plant and Equipment:
Land	53,387	52,271
Buildings	339,732	298,743
Machinery and equipment	735,237	674,011
Construction in progress	41,999	34,439
Property, Plant and Equipment, Gross, Total	1,170,355	1,059,464
Less accumulated depreciation	(655,647)	(607,925)
Property, Plant and Equipment, Net, Total	514,708	451,539
Total assets	1,776,643	1,654,164
CURRENT LIABILITIES:
Trade accounts payable	96,283	93,851
Accrued salaries, wages and withholdings from employees	27,162	29,088
Other accrued expenses	56,946	56,985
Income taxes	3,797	4,377
Short-term borrowings	20,048	22,974
Total current liabilities	204,236	207,275
Deferred income taxes	13,032	21,822
Other liabilities	10,971	11,183
Accrued employee and retiree benefits	60,527	52,252
Long-term debt	333,979	312,422
Shareholders' Equity:
Common stock, par value $0.10 a share, authorized 100,000,000 shares; issued 53,954,874 shares	5,396	5,396
Additional paid-in capital	98,253	94,187
Earnings reinvested in the business	1,150,092	1,069,610
Treasury stock, 4,264,821 and 4,038,011 shares, respectively, at cost	(95,258)	(80,935)
Accumulated other comprehensive loss	(4,585)	(39,048)
Total shareholders' equity	1,153,898	1,049,210
Total liabilities and shareholders' equity	$ 1,776,643	$ 1,654,164